Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	CAUSEWAY CAPITAL MANAGEMENT TRUST
Entity Central Index Key	0001156906
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000042685
Shareholder Report [Line Items]
Fund Name	Causeway Emerging Markets Fund
Class Name	Institutional Class
Trading Symbol	CEMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Class of the Causeway Emerging Markets Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.causewaycap.com/documents/#documents-emerging-markets-fund. You can also request this information by contacting us at 1-866-947-7000.
Additional Information Phone Number	1-866-947-7000
Additional Information Website	https://www.causewaycap.com/documents/#documents-emerging-markets-fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Causeway Emerging Markets Fund, Institutional Class	$53	1.10%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.10%
AssetsNet	$ 1,983,028,000
Holdings Count | Holding	185
Advisory Fees Paid, Amount	$ 10,268
InvestmentCompanyPortfolioTurnover	42.00%
Holdings [Text Block]

Country/Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Other Countries	3.4%
South Africa	0.8%
Poland	0.8%
Indonesia	1.3%
Short-Term Investment	1.5%
Turkey	1.7%
United Arab Emirates	1.9%
Saudi Arabia	2.8%
Brazil	3.9%
South Korea	13.2%
India	14.9%
Taiwan	17.8%
China	35.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Taiwan Semiconductor Manufacturing Co. Ltd.	7.8%
Tencent Holdings Ltd.	6.6%
Alibaba Group Holding Ltd. ADR	3.4%
China Construction Bank Corp., Class H	3.1%
Citigroup Global Markets Holdings Inc. (Underlying Reference is a Basket Consisting of China A Shares Available Via Hong Kong Stock Connect)	1.7%
Citigroup Global Markets Holdings Inc. (Underlying Reference is MSCI China A Inclusion Net Return USD Index)	1.7%
Ping An Insurance Group Co. of China Ltd., Class H	1.5%
REC Ltd.	1.5%
Meituan, Class B	1.4%
JD.com Inc. ADR	1.4%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-866-947-7000
Updated Prospectus Web Address	https://www.causewaycap.com/documents/#documents-emerging-markets-fund
C000042684
Shareholder Report [Line Items]
Fund Name	Causeway Emerging Markets Fund
Class Name	Investor Class
Trading Symbol	CEMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Investor Class of the Causeway Emerging Markets Fund (the "Fund") for the period from October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.causewaycap.com/documents/#documents-emerging-markets-fund. You can also request this information by contacting us at 1-866-947-7000.
Additional Information Phone Number	1-866-947-7000
Additional Information Website	https://www.causewaycap.com/documents/#documents-emerging-markets-fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Causeway Emerging Markets Fund, Investor Class	$66	1.35%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.35%
AssetsNet	$ 1,983,028,000
Holdings Count | Holding	185
Advisory Fees Paid, Amount	$ 10,268
InvestmentCompanyPortfolioTurnover	42.00%
Holdings [Text Block]

Country/Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Other Countries	3.4%
South Africa	0.8%
Poland	0.8%
Indonesia	1.3%
Short-Term Investment	1.5%
Turkey	1.7%
United Arab Emirates	1.9%
Saudi Arabia	2.8%
Brazil	3.9%
South Korea	13.2%
India	14.9%
Taiwan	17.8%
China	35.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Taiwan Semiconductor Manufacturing Co. Ltd.	7.8%
Tencent Holdings Ltd.	6.6%
Alibaba Group Holding Ltd. ADR	3.4%
China Construction Bank Corp., Class H	3.1%
Citigroup Global Markets Holdings Inc. (Underlying Reference is a Basket Consisting of China A Shares Available Via Hong Kong Stock Connect)	1.7%
Citigroup Global Markets Holdings Inc. (Underlying Reference is MSCI China A Inclusion Net Return USD Index)	1.7%
Ping An Insurance Group Co. of China Ltd., Class H	1.5%
REC Ltd.	1.5%
Meituan, Class B	1.4%
JD.com Inc. ADR	1.4%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-866-947-7000
Updated Prospectus Web Address	https://www.causewaycap.com/documents/#documents-emerging-markets-fund